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Raub Brock Dividend Growth Fund
SUMMARY SECTION
Investment Objectives
The investment objective of the Raub Brock Dividend Growth Fund (the "Fund") is long-term capital appreciation.
A secondary objective is capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Raub Brock Dividend Growth Fund Institutional Class Shares USD ($)
Retirement account fees (annual maintenance fee)	$ 15
Wire fee	20
Overnight check delivery fee	$ 25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Raub Brock Dividend Growth Fund Institutional Class Shares
Management fees	0.70%
Distribution (Rule 12b-1) fees	none
Shareholder Service Fees	0.10%	[1]
Other Expenses	0.72%	[2]
Other expenses	0.82%
Total annual fund operating expenses	1.52%
Fees waived and/or expenses reimbursed	(0.57%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.95%
[1]	The Fund may enter into shareholder services arrangements with broker-dealers, banks, trust companies, and other financial services firms under which such firms agree to provide certain support services to Institutional Class shareholders for a fee of up to 0.15% of the Fund's average daily net assets attributable to Institutional Class shares. The Fund's shareholder servicing fees have been estimated for the current fiscal year.
[2]	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.95% of the average daily net assets of the Institutional Class shares of the Fund. This agreement is in effect until April 30, 2021, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
Raub Brock Dividend Growth Fund | Institutional Class Shares | USD ($)	97	424

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of dividend-paying companies. In particular, the Fund focuses on common stocks of large capitalization companies with increasing dividends that trade on U.S. stock exchanges, regardless of where the company is headquartered.

Raub Brock Capital Management, L.P. (the "Advisor"), the Fund's investment advisor, believes that its focus on investing in high quality companies with growing dividends provides the best opportunity for the Fund to achieve better returns, with less risk, than its benchmark, the S&P 500 Index, thereby providing the potential for superior performance in rising markets and preservation of capital during declining markets. The Advisor creates an initial investable universe by first screening for large capitalization companies that (i) have increased dividends for at least five consecutive years and (ii) have sufficient trading liquidity, as measured by average daily value traded during the previous three months. The Advisor then screens the remaining companies based on specific growth characteristics (dividend growth, dividend growth capacity and earnings growth) and quality characteristics (leverage, financial efficiency, financial stability and earnings dispersion). Finally, the Advisor excludes companies involved in alcohol, gambling, tobacco, civilian firearms, military weapons or nuclear power. The Advisor then performs fundamental, bottom-up research on each remaining company, focusing on a company's management, competitive position, strategy, market, growth outlook and valuation, to create a portfolio of approximately 20 stocks. The Advisor selects stocks of companies it considers to have the best expected return, attractive valuation, and low volatility.

The Fund is classified as "non-diversified" for purposes of the Investment Company Act of 1940 (the "1940 Act"), which means a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

The Advisor may sell all or a portion of a position when, in its opinion, one or more of the following occurs, among other reasons: (i) the issuer decreases its dividend or the Advisor believes a decrease in dividend is imminent; (ii) the issuer's dividend increase is below the Advisor's projections; (iii) the issuer's fundamentals deteriorate; (iv) the reason(s) for maintaining the position are no longer valid; (v) the Advisor's view of the business fundamentals or management of the underlying company changes; (vi) a more attractive investment opportunity is found; (vii) general market conditions trigger a change in the Advisor's assessment criteria; (viii) for other portfolio management reasons; or (ix) the Fund requires cash to meet redemption requests.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Market Turbulence Resulting from COVID-19. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund's performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Dividend-paying security risk. An issuer may be unwilling or unable to pay dividends or may reduce the level of dividends declared. There is no guarantee that an issuer will pay a dividend. In addition, securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund's focus on dividend paying investments may cause the Fund's share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities.

Large-cap company risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Growth-oriented investment strategies risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Management and strategy risk. The value of your investment depends on the judgment of the Fund's advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Non-diversification risk. The Fund is classified as "non-diversified," which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Sector focus risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Fund's advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholders' ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline is the issuers experience cybersecurity incidents.

Limited operating history. The Fund is recently organized and has a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Risk of increase in expenses. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual fund operating expenses" in the "Fees and Expenses of the Fund" table in this Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Performance

The Fund commenced operations on December 31, 2019, and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.